Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment
Property, Plant and Equipment

Note 5. Property, Plant and Equipment

	January 1,				December 31,
(in thousands of euros)	2019	Increases	Decreases	Reclassifications	2019
Land	172	—	—	—	172
Buildings	3,407	—	—	—	3,407
Technical facilities, equipment and tooling	4,677	74	(2)	—	4,748
Other property, plant and equipment	1,081	33	—	43	1,157
Property, plant and equipment in progress	43	—	—	(43)	—
Right of use	252	—	—	—	252
Property, plant and equipment, gross	9,632	107	(2)	—	9,736
Depreciation of buildings	(1,346)	(196)	—	—	(1,542)
Depreciation of technical facilities, equipment and tooling	(2,999)	(398)	1	—	(3,396)
Depreciation of other property, plant and equipment	(774)	(100)	—	—	(874)
Depreciation of right of use	—	(203)	—	—	(203)
Depreciation	(5,119)	(897)	1	—	(6,015)
Property, plant and equipment, net	4,513	(790)	(2)	—	3,721

Changes during the period 2019 mainly correspond to depreciation expenses for €0.9 million.

	January 1,				December 31,
(in thousands of euros)	2020	Increases	Decreases	Others (1)	2020
Land	172	—	—	—	172
Buildings	3,407	—	—	—	3,407
Technical facilities, equipment and tooling	4,748	108	0	—	4,856
Other property, plant and equipment	1,157	46	0	—	1,203
Property, plant and equipment in progress	—	137	—	—	137
Right of use(1)	252	—	—	(218)	34
Property, plant and equipment, gross	9,736	292	0	(218)	9,810
Depreciation and impairment of buildings	(1,542)	(196)	—	—	(1,737)
Depreciation and impairment of technical facilities, equipment and tooling	(3,396)	(386)	—	—	(3,782)
Depreciation and impairment of other property, plant and equipment	(874)	(102)	—	—	(976)
Depreciation and impairment of right of use	(203)	(32)	—	202	(33)
Depreciation and impairment	(6,015)	(716)	—	202	(6,528)
Property, plant and equipment, net	3,721	(424)	0	(16)	3,282

(1)	Others during the period corresponding to the retirement of the net value of the right of use related to the fibroscan lease contract following its early termination.

Changes during the period 2020 mainly correspond to depreciation expenses for €0.7 million.

	January 1,				December 31,
(in thousands of euros)	2021	Increases	Decreases	Others	2021
Land	172	—	—	—	172
Buildings	3,407	—	—	—	3,407
Technical facilities, equipment and tooling	4,856	336	(75)	—	5,118
Other property, plant and equipment	1,203	223	(4)	—	1,422
Property, plant and equipment in progress	137	59	—	(137)	59
Right of use	34	143	(34)	–	143
Property, plant and equipment, gross	9,810	761	(113)	(137)	10,321
Depreciation and impairment of buildings	(1,737)	(194)	—	—	(1,931)
Depreciation and impairment of technical facilities, equipment and tooling	(3,782)	(384)	75	—	(4,091)
Depreciation and impairment of other property, plant and equipment	(976)	(116)	4	—	(1,087)
Depreciation and impairment of right of use	(33)	(16)	34	—	(14)
Depreciation and impairment	(6,528)	(709)	113	(137)	(7,124)
Property, plant and equipment, net	3,282	52	0	(274)	3,196

Changes during the period 2021 mainly correspond to acquisition of technical facilities, equipment, and tools for €0.3 million and acquisition of other property, plant and equipment for €0.2 million, offset by depreciation expenses for €0.7 million.

In the absence of any indication of impairment, no impairment tests have been performed on amortizable tangible assets and right of use in the years ended December 31, 2019, 2020 and 2021.